13FCOMP
2/14/06

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: FHS INVESTMENTS, LLC
Address: 227 W MONROE
SUITE 5080
CHICAGO, IL 60606

Form 13F File Number: 28-10848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: BRUCE NIEMAN
Title: CFO
Phone: (312) 334-1902

Signature, Place, and Date of Signing:

[signature] CHICAGO, ILLINOIS 2/10/05
[Signature] [City, State] [Date]

Report Type (Check only one.): THIS REPORT ONLY INCLUDES THE POSITIONS THAT I AM REQUESTING CONFIDENTIAL TREATMENT FOR

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-______ ______________________
[Repeat as necessary.]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: 49,732
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
____	28-____________	____________

[Repeat as necessary.]

13F Report: (12/31/04) FHS Investments

Issuer	Type	Cusip	Value x 1000	Shares Prn Amt	SH/PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
CAESARS ENTMT INC	OPTIONS - PUTS	1276871Q1	443	22000	SH	PUT	SOLE		22000	0	0
HARRAHS ENTMT INC COM	COMMON STOCK	413619107	729	10900	SH		SOLE		10900	0	0
CITIZENS COMMS STK	OPTIONS - CALLS	17453B101	1793	130000		CALL	SOLE		130000	0	0
GUIDANT STK	COMMON STOCK	401698105	3245	45000			SOLE		45000	0	0
GUIDANT STK	OPTIONS - CALLS	401698105	1644	22800		CALL	SOLE		22800	0	0
GUIDANT STK	OPTIONS - CALLS	401698105	361	5000		CALL	SOLE		5000	0	0
HOLLYWOOD ENTER STK	BND	436141AJ4	3195	3000000			SOLE		3000000	0	0
INTL STEEL GRP	COMMON STOCK	460377104	2028	50000			SOLE		50000	0	0
K MART STK	COMMON STOCK	498780105	3345	33800			SOLE		33800	0	0
KING PHARM STK	COMMON STOCK	495582108	605	48800			SOLE		48800	0	0
LNR PROPERTY	BND	501940AH3	2275	2000000			SOLE		2000000	0	0
MANDALAY RESORT STK	COMMON STOCK	562567107	1669	23700			SOLE		23700	0	0
MANDALAY RESORT STK	OPTIONS - CALLS	562567107	4578	65000		CALL	SOLE		65000	0	0
MANDALAY RESORT STK	OPTIONS - PUTS	562567107	3874	55000		PUT	SOLE		55000	0	0
MANDALAY RESORT STK	OPTIONS - CALLS	562567107	282	4000		CALL	SOLE		4000	0	0
MANDALAY RESORT STK	OPTIONS - PUTS	562567107	254	3600		PUT	SOLE		3600	0	0
MYLAN LABS STK	OPTIONS - CALLS	6285301Q7	1690	95600		CALL	SOLE		95600	0	0
NEXTEL COMMUNICATIONS	COMMON STOCK	65332V103	3601	120000			SOLE		120000	0	0
NEXTEL COMMUNICATIONS	OPTIONS - CALLS	65332V103	3001	100000		CALL	SOLE		100000	0	0
OCULAR SCIENCES STK	COMMON STOCK	675744106	2451	50000			SOLE		50000	0	0
SBC COMMS STK	COMMON STOCK	78387G103	562	21800			SOLE		21800	0	0
SBC COMMS STK	OPTIONS - PUTS	78387G103	2577	100000		PUT	SOLE		100000	0	0

SYMANTEC STK	OPTIONS - CALLS	8715031Q8	644	25000		CALL	SOLE		25000	0	0
UNISOURCE ENERGY STK	COMMON STOCK	909205106	603	25000			SOLE		25000	0	0
VERITAS SOFTW STK	COMMON STOCK	923436109	2855	100000			SOLE		100000	0	0
VERITAS SOFTW STK	OPTIONS - PUTS	923436109	1428	50000		PUT	SOLE		50000	0	0
Records	26	**Total Mkt Value**	49732								